Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax [line items]
Current tax liability	£ 55	£ 72
Provisions for tax uncertainties	152	181
Tax charges relating to share based payments	(5)	4
2014 and earlier tax year [member]
Income tax [line items]
Provisions for tax uncertainties		88			£ 152
2015 tax year [member]
Income tax [line items]
Provisions for tax uncertainties				£ 18
2016 tax year [member]
Income tax [line items]
Provisions for tax uncertainties			£ 30
2017 tax year [member]
Income tax [line items]
Provisions for tax uncertainties		4
2018 tax year [member]
Income tax [line items]
Provisions for tax uncertainties	£ 12
Amount of liabilities increase		25
2019 tax year [member]
Income tax [line items]
Amount of Liabilities decrease		£ 3